Leases (Components Of Net Investment In Sales-Type Leases) (Detail) (Sales-Type Leases [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Sales-Type Leases [Member]
Capital Leases, Net Investment in Sales Type Leases [Abstract]
Future Minimum Lease Payments Receivable	$ 1,503	$ 1,539
Unguaranteed Residual Values	29	28
Unearned Income	(173)	(205)
Allowance for Uncollectible Minimum Lease Payments Receivable	(7)	(10)
Net Investment in Sales-Type Leases	1,352	1,352
Less: Current Portion	351	374
Net Investment in Sales-Type Leases, Less Current Portion	$ 1,001	$ 978